Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Portfolio Trust
Entity Central Index Key	0001140869
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
U.S. Treasury Obligations Portfolio
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Obligations Portfolio
Class Name	U.S. Treasury Obligations Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Treasury Obligations Portfolio for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
U.S. Treasury Obligations Portfolio	$2	0.04%
[1],[2]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 477,820,657
Holdings Count | $ / shares	44
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$477,820,657
Total Number of Portfolio Holdings	44

Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents

[1]
*	Expense amounts may be voluntarily waived and/or reimbursed from time to time.

[2]
†	Annualized.